Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2017	¥ 9,430
2018	8,033
2019	5,880
2020	4,236
2021	¥ 3,620